Supplemental Information on Oil and Natural Gas Operations (Unaudited) - Principal Changes in Standardized Measure of Discounted Future Net Cash Flows (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Standardized measure of discounted future net cash flows at the beginning of the period	$ 367,220	$ 364,612	$ 339,001
Sales of oil and natural gas, net of production costs	(173,946)	(54,208)	(34,711)
Purchase of minerals in place	305,109	107,897	0
Extensions and discoveries, net of future development costs	552,450	79,293	73,571
Previously estimated development costs incurred during the period	76,631	88,849	87,530
Net changes in prices and production costs	51,828	(76,515)	82,364
Changes in estimated future development costs	(5,822)	8,309	(82,855)
Revisions of previous quantity estimates	(126,993)	(22,882)	(98,533)
Accretion of discount	57,988	36,461	33,900
Net change in income taxes	(168,570)	(125,542)	0
Net changes in timing of production and other	39,744	(39,054)	(35,655)
Standardized measure of discounted future net cash flows at the end of the period	$ 975,639	$ 367,220	$ 364,612